Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Share capital	Capital reserve	Profit reserves	Treasury stocks	Other reserves	Cumulative translation adjustments	Retained earnings	Equity attributable to Vale's stockholders	Equity attributable to noncontrolling interests	Total
Balance at beginning of year at Dec. 31, 2016	$ 61,614		$ 4,203	$ (1,477)	$ (1,998)	$ (23,300)		$ 39,042	$ 1,982	$ 41,024
Net income (loss)							$ 5,507	5,507	14	5,521
Other comprehensive income			(158)		(36)	352		158	(1)	157
Dividends and interest on capital of Vale's stockholders			(658)				(1,475)	(2,133)		(2,133)
Dividends of noncontrolling interest									(202)	(202)
Acquisitions and disposal of noncontrolling interest					(255)			(255)	(512)	(767)
Capitalization of noncontrolling interest advances									33	33
Appropriation to undistributed retained earnings			4,032				(4,032)
Merger of Valepar		$ 1,139						1,139		1,139
Balance at end of year at Dec. 31, 2017	61,614	1,139	7,419	(1,477)	(2,289)	(22,948)		43,458	1,314	44,772
Net income (loss)							6,860	6,860	36	6,896
Other comprehensive income			(1,257)		134	(2,156)		(3,279)	(120)	(3,399)
Dividends and interest on capital of Vale's stockholders							(2,054)	(2,054)		(2,054)
Dividends of noncontrolling interest									(166)	(166)
Acquisitions and disposal of noncontrolling interest									(229)	(229)
Capitalization of noncontrolling interest advances									12	12
Appropriation to undistributed retained earnings			4,806				(4,806)
Share buyback program				(1,000)				(1,000)		(1,000)
Balance at end of year at Dec. 31, 2018	61,614	1,139	10,968	(2,477)	(2,155)	(25,104)		43,985	847	44,832
Net income (loss)							(1,683)	(1,683)	(497)	(2,180)
Other comprehensive income			(428)		(298)	(107)		(833)	(15)	(848)
Interest on capital of Vale's stockholders			(1,767)					(1,767)		(1,767)
Dividends of noncontrolling interest									(87)	(87)
Acquisitions and disposal of noncontrolling interest					343			343	(1,350)	(1,007)
Capitalization of noncontrolling interest advances									28	28
Allocation of loss			(1,683)				$ 1,683
Assignment and transfer of shares				22				22		22
Balance at end of year at Dec. 31, 2019	$ 61,614	$ 1,139	$ 7,090	$ (2,455)	$ (2,110)	$ (25,211)		$ 40,067	$ (1,074)	$ 38,993